Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2013	Mar. 31, 2020 JPY (¥) Point	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options			¥ 225,000,000	¥ 656,000,000
Unrecognized compensation costs		¥ 0
Points settled for individuals retired | Point		446,805
Points outstanding | Point		1,389,603
Stock split implemented	10
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised			25,000,000	118,000,000
Stock-based compensation costs recognized		¥ 0
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted | Point		320,250
Stock-based compensation costs recognized		¥ 417,000,000	¥ 413,000,000	¥ 701,000,000